UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust
(Exact name of registrant as specified in charter)

8000 Town Centre Dr.; Suite 400 Broadview Heights, OH 44147
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

Semi-Annual Shareholder Report

Rareview Dynamic Fixed Income ETF (RDFI)

Rareview Tax Advantaged Income ETF (RTAI)

March 31, 2021

Rareview Capital LLC
1980 Festival Plaza Drive, Suite 300
Las Vegas, NV 89135
1-212-475-8664

www.rareviewfunds.com

TABLE OF CONTENTS

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period ending March 31, 2021.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid during the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors' purchases or redemptions of Fund shares as described in each Fund's prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value at Inception	Ending Account Value 3/31/2021	Expenses Paid During Period	Annualized Expense Ratio
Rareview Dynamic Fixed Income ETF	Actual[(a)]	$ 1,000.00	$ 1,163.60	$ 7.20*	1.50%
	Hypothetical	1,000.00	1,017.45	7.54**	1.50
Rareview Tax Advantaged Income ETF	Actual[(a)]	1,000.00	1,096.60	5.82*	1.25
	Hypothetical	1,000.00	1,018.70	6.29**	1.25

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from commencement of operations to March 31, 2021, divided by the number of days in the fiscal year.

** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (the number of days in the more recent fiscal half-year divided by the number of days in the fiscal year).

(a) Information shown reflects values for the stub period of 162 days from October 21, 2020 (commencement of operations) to March 31, 2021 and has been calculated using expense ratios and rates of returns for the same period.

Rareview Dynamic Fixed Income ETF

Portfolio of Investments Summary Table	**Percentage of Fair Value (%)**
Financials	3.3
Exchange-Traded Funds	96.4
Options on Futures	0.3
Total	**100.0**

Portfolio holdings and allocations are subject to change. As of March 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments

Shares		*Fair Value ($)*
Common Stocks		
Financials — 3.1%		
18,110	AGNC Investment Corp.	303,524
35,394	Annaly Capital Management, Inc.	304,388
		607,912
Total Common Stocks (Cost $545,462)		**607,912**
Exchange-Traded Funds — 92.1%		
78,912	Ares Dynamic Credit Allocation Fund, Inc.	1,186,047
13,500	BlackRock Credit Allocation Income Trust	198,180
116,264	BlackRock Debt Strategies Fund, Inc.	1,278,904
51,671	BlackRock Floating Rate Income Strategies Fund, Inc.	671,723
62,828	BlackRock MuniVest Fund, Inc.	584,300
36,259	Blackstone Senior Floating Rate Term Fund	564,190
4,827	Doubleline Income Solutions Fund	87,658
43,562	Eaton Vance Municipal Bond Fund	579,375
41,779	Eaton Vance Municipal Income Trust	575,297
75,985	Invesco Dynamic Credit Opportunities Fund	863,949
17,335	Invesco High Income 2023 Target Term Fund	160,349
45,620	Invesco Value Municipal Income Trust	714,865
173,000	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,041,460
86,004	Nuveen AMT-Free Quality Municipal Income Fund	1,274,579
32,978	Nuveen Municipal Credit Opportunities Fund	462,681
93,368	Nuveen Preferred & Income Securities Fund	907,537
56,492	Nuveen Quality Municipal Income Fund	855,289
120,115	Nuveen Senior Income Fund	673,845
69,243	PGIM Global High Yield Fund, Inc.	1,033,106
70,345	PGIM High Yield Bond Fund, Inc.	1,101,603
43,440	Pioneer Municipal High Income Advantage Trust	513,461
84,734	Templeton Emerging Markets Income Fund	624,490

See notes which are an integral part of the Financial Statements.

Rareview Dynamic Fixed Income ETF

Shares		*Fair Value ($)*
Exchange-Traded Funds — (Continued)		
102,834	Western Asset Emerging Markets Debt Fund, Inc.	1,359,465
36,850	Western Asset Managed Municipals Fund, Inc.	478,682
		17,791,035
Total Exchange-Traded Funds (Cost $16,902,498)		**17,791,035**
Purchased Options on Futures — 0.30%		
Total Purchased Options on Futures (Cost $17,959)		**60,750**
Total Investments — 95.5% (Cost $17,465,919)		**18,459,697**
Other Assets in Excess of Liabilities — 4.5%		**864,675**
Net Assets — 100.0%		**$19,324,372**

AMT Alternative Minimum Tax

Futures Contracts Purchased

Description	**Number of Contracts**	**Expiration Date**	**Notional Amount ($)**	**Value and Unrealized Appreciation/ (Depreciation)($)**
90 Day Euro$ December Futures	254	12/13/21	63,331,725	(11,851)
			63,331,725	(11,851)

Futures Contracts Sold

Description	**Number of Contracts**	**Expiration Date**	**Notional Amount ($)**	**Value and Unrealized Appreciation/ (Depreciation)($)**
90 Day Euro$ June Futures	254	6/19/23	63,004,700	274,187
			63,004,700	274,187

Total unrealized appreciation	274,187
Total unrealized depreciation	(11,851)
Total net unrealized appreciation/(depreciation)	$262,336

See notes which are an integral part of the Financial Statements.

Written Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount ($)[(a)]	Strike Price ($)	Expiration Date	Value ($)
Euro$ 2Y Midcap Value Options	Put	99	9,795	98.94	6/11/21	(11,138)
U.S. Bond Future Options	Put	16	2,288	143.00	5/21/21	(2,500)
						(13,638)

Purchased Options on Futures Contracts

Exchanged-traded options on futures contacts purchased as of March 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount ($)[(a)]	Strike Price ($)	Expiration Date	Value ($)
Euro$ 2Y Midcap Value Options	Put	150	14,888	99.25	6/11/21	52,500
U.S. Bond Future Options	Put	16	2,368	148.00	5/21/21	8,250
						60,750

(a) Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

Rareview Tax Advantaged Income ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Exchange-Traded Funds	99.7
Options on Futures	0.3
Total	**100.0**

Portfolio holdings and allocations are subject to change. As of March 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments

Shares		*Fair Value ($)*
Exchange-Traded Funds — 95.5%		
115,195	BlackRock MuniVest Fund, Inc.	1,071,313
79,369	Eaton Vance Municipal Bond Fund	1,055,608
67,022	Eaton Vance Municipal Income Trust	922,893
79,496	Invesco Value Municipal Income Trust	1,245,702
98,095	Nuveen AMT-Free Quality Municipal Income Fund	1,453,768
25,362	Nuveen Municipal Credit Opportunities Fund	355,829
90,093	Nuveen Quality Municipal Income Fund	1,364,008
64,933	Pioneer Municipal High Income Advantage Trust	767,508
64,221	Western Asset Managed Municipals Fund, Inc.	834,231
		9,070,860
Total Exchange-Traded Funds (Cost $8,786,245)		**9,070,860**
Purchased Options on Futures — 0.30%		
Total Purchased Options on Futures (Cost $8,770)		**27,225**
Total Investments — 95.8% (Cost $8,795,015)		**9,098,085**
Other Assets in Excess of Liabilities — 4.2%		**399,037**
Net Assets — 100.0%		**$9,497,122**

AMT Alternative Minimum Tax

See notes which are an integral part of the Financial Statements.

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation)($)
90 Day Euro$ December Futures	138	12/13/21	34,408,575	(6,907)
			34,408,575	(6,907)

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation)($)
90 Day Euro$ June Futures	138	6/19/23	34,230,900	142,287
			34,230,900	142,287

Total unrealized appreciation	142,287
Total unrealized depreciation	(6,907)
Total net unrealized appreciation/(depreciation)	$135,380

Written Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount ($)[(a)]	Strike Price ($)	Expiration Date	Value ($)
Euro$ 2Y Midcap Value Options	Put	44	4,353	98.94	6/11/21	(4,950)
U.S. Bond Future Options	Put	8	1,144	143.00	5/21/21	(1,250)
						(6,200)

[(a)] Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See notes which are an integral part of the Financial Statements.

Purchased Options on Futures Contracts

Exchanged-traded options on futures contacts purchased as of March 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount ($)[(a)]	Exercise Price ($)	Expiration Date	Value ($)
Euro$ 2Y Midcap Value Options	Put	66	6,551	99.25	6/11/21	23,100
U.S. Bond Future Options	Put	8	1,184	148.00	5/21/21	4,125
						27,225

[(a)] Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See notes which are an integral part of the Financial Statements.

	Rareview Dynamic Fixed Income ETF	Rareview Tax Advantaged Income ETF
Assets:		
Investments, at value (Cost $17,465,919 and $8,795,015)	$18,459,697	$9,098,085
Cash	378,247	143,518
Cash held as collateral at broker for derivatives	444,297	247,595
Variation margin on futures contracts	15,875	8,625
Deferred Offering Costs	18,477	14,501
Dividends and interest receivable	56,188	15,697
Receivable from Advisor	—	1,890
Prepaid and other assets	15	—
Total Assets	19,372,796	9,529,911
Liabilities:		
Written options, at fair value (Premiums received $17,174 and $7,909)	13,638	6,200
Accrued expenses:		
Administration	5,134	2,386
Advisory	7,510	—
Custodian	7,439	8,199
Fund accounting	1,892	1,599
Legal and audit	9,065	10,439
Trustee	1,032	1,032
Other	2,714	2,934
Total Liabilities	48,424	32,789
Net Assets	$19,324,372	$9,497,122
Net Assets consist of:		
Paid in Capital	$17,538,936	$8,974,856
Total Distributable Earnings / (Deficit)	1,785,436	522,266
Net Assets	$19,324,372	$9,497,122
Net Assets:	$19,324,372	$9,497,122
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	675,000	350,000
Net Asset Value (offering and redemption price per share):	$28.63	$27.13

See notes which are an integral part of the Financial Statements.

Statements of Operations For the period ended March 31, 2021(Unaudited)

	Rareview Dynamic Fixed Income ETF[(a)]	Rareview Tax Advantaged Income ETF[(a)]
Investment Income:		
Dividend income	$387,909	$114,352
Total Investment Income	387,909	114,352
Expenses:		
Advisory	56,885	19,771
Administration	20,525	9,226
Custodian	9,157	8,889
Deferred offering	2,022	1,586
Fund accounting	7,852	6,985
Insurance	433	417
Legal and audit	19,525	16,843
Printing	2,158	2,158
Trustee	1,656	1,656
Other fees	4,272	4,272
Total Expenses before fee reductions	124,485	71,803
Expenses contractually waived or reimbursed by the Advisor	(35,016)	(38,280)
Waivers and/or reimbursements from the Administrator	(724)	(298)
Total Net Expenses	88,745	33,225
Net Investment Income	299,164	81,127
Realized and Unrealized Gains (Losses) from Investment Transactions:		
Net realized gains from investment transactions	236,655	6,885
Net realized gains from futures transactions	172,984	41,702
Net realized gains from written options transactions	29,512	13,125
Change in unrealized appreciation on investments	950,988	284,616
Change in unrealized appreciation on futures	262,336	135,379
Change in unrealized appreciation on written options	46,327	20,164
Net Realized and Unrealized Gains (Losses) from Investment Transactions	1,698,802	501,871
Change in Net Assets Resulting From Operations	$1,997,966	$582,998

[(a)] For the period from the commencement of operations on October 21, 2020 through March 31, 2021.

See notes which are an integral part of the Financial Statements.

Statements of Changes in Net Assets

	Rareview Dynamic Fixed Income ETF	Rareview Tax Advantaged Income ETF
	For the period October 21, 2020[(a)] through March 31, 2021 (Unaudited)	For the period October 21, 2020[(a)] through March 31, 2021 (Unaudited)
From Investment Activities:		
Operations:		
Net investment income	$299,164	$81,127
Net realized gains from investment transactions	439,151	61,712
Change in unrealized appreciation/depreciation on investments	1,259,651	440,159
Change in net assets resulting from operations	1,997,966	582,998
Distributions to Shareholders From:		
Total Distributions Paid	(212,530)	(60,732)
Change in net assets from distributions	(212,530)	(60,732)
Capital Transactions:		
Proceeds from shares issued	17,538,936	8,974,856
Change in net assets from capital transactions	17,538,936	8,974,856
Change in net assets	19,324,372	9,497,122
Net Assets:		
Beginning of period	—	—
End of period	$19,324,372	$9,497,122
Share Transactions:		
Issued	675,000	350,000
Change in shares	675,000	350,000

(a) Commencement of operations

See notes which are an integral part of the Financial Statements.

Financial Highlights

Rareview Dynamic Fixed Income ETF	October 21, 2020 [a] through March 31, 2021 (Unaudited)
Net Asset Value, Beginning of Period	$25.00
Net Investment Income (Loss)[b]	0.60
Net Realized and Unrealized Gains (Losses) on Investments	3.46
Total from Investment Activities	4.06
Distributions from Net Investment Income	(0.43)
Distributions from Net Realized Gains on Investments	—
Total Distributions	(0.43)
Net Asset Value, End of Period	$28.63
Net Assets at End of Period (000's)	$19,324
Total Return at NAV [c][d]	16.36%
Total Return at Market [d][e]	16.37%
Ratio of Net Expenses to Average Net Assets [f]	1.50%
Ratio of Gross Expenses to Average Net Assets [f][g]	2.10%
Ratio of Net Investment Income (Loss) to Average Net Assets [f]	5.06%
Portfolio Turnover [d]	22%

[a] Commencement of operations.
[b] Calculated based on average shares method.
[c] Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
[d] Not annualized for periods less than one year.
[e] Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
[f] Annualized for periods less than one year.
[g] If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

See notes which are an integral part of the Financial Statements.

Financial Highlights

Rareview Tax Advantaged Income ETF	October 21, 2020[a] through March 31, 2021 (Unaudited)
Net Asset Value, Beginning of Period	$25.00
Net Investment Income (Loss)	0.33
Net Realized and Unrealized Gains (Losses) on Investments	2.07
Total from Investment Activities	2.40
Distributions from Net Investment Income	(0.27)
Distributions from Net Realized Gains on Investments	—
Total Distributions	(0.27)
Net Asset Value, End of Period	$27.13
Net Assets at End of Period (000's)	$9,497
Total Return at NAV [b][c]	9.66%
Total Return at Market [c][d]	9.56%
Ratio of Net Expenses to Average Net Asset [e]	1.25%
Ratio of Gross Expenses to Average Net Assets [e][f]	2.70%
Ratio of Net Investment Income (Loss) to Average Net Assets [e]	3.05%
Portfolio Turnover [c]	4%

[a] Commencement of operations.

[b] Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

[c] Not annualized for periods less than one year.

[d] Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

[e] Annualized for periods less than one year.

[f] If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

See notes which are an integral part of the Financial Statements.

(1) Organization
Collaborative Investment Series Trust (the "Trust") was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest ("Shares") in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of the Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged Income ETF (the "Funds"). The Rareview Dynamic Fixed Income ETF is an actively managed, diversified exchange-traded fund whose investment objective is to provide total return with an emphasis on providing current income. The Rareview Tax Advantaged Income ETF is an actively managed, diversified exchange-traded fund whose investment objective is to provide total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. The Funds commenced operations on October 21, 2020.

Under the Trust's organizational documents, its officers and Board of Trustees (the "Board") are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies
Shares of the Funds are listed and traded on the CBOE BZX Exchange, Inc. ("CBOE"). Market prices for the Shares may be different from their net asset value ("NAV"). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called ("Creation Units"). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the "Distributor"). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB")

Accounting Standard Codification Topic 946 "*Financial Services – Investment Companies*." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations
The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds' securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various "inputs" used to determine the value of the Funds' investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange-traded funds ("ETFs") traded on a recognized securities exchange are valued at that day's last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Exchange-traded futures and option contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange traded option contracts are valued at the closing price or last sale price on the primary instrument for that option as recorded by an approved pricing service and are typically categorized as Level 1 in the fair value hierarchy.

The following table provides the fair value measurement as of March 31, 2021, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for each Fund:

	Level 1	Total Investments
Rareview Dynamic Fixed Income ETF		
Common Stocks[1]	$607,912	$607,912
Exchange-Traded Funds	17,791,035	17,791,035
Purchased Options on Futures	60,750	60,750
Total Investment Securities	**$18,459,697**	**$18,459,697**
Futures	262,336	262,336
Written Options on Futures	(13,638)	(13,638)
Total Investments	**$18,708,395**	**$18,708,395**
Rareview Tax Advantaged Income ETF		
Exchange-Traded Funds	$9,070,860	$9,070,860
Purchased Options on Futures	27,225	27,225
Total Investment Securities	**$9,098,085**	**$9,098,085**
Futures	135,380	135,380
Written Options on Futures	(6,200)	(6,200)
Total Investments	**$9,227,265**	**$9,227,265**

[1] Please see the Portfolio of Investments for industry classifications.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which they invest.

C. Cash

Idle cash may be swept into various interest bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Funds intend to distribute to its shareholders any net investment income, if any, at least monthly and any net realized cap gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

E. Allocation of Expenses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

F. Derivative Instruments:
All open derivative positions at period end are reflected on each Fund's Portfolio of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts:
The Funds may enter into futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The gross notional amount of futures contracts outstanding as of March 31, 2021, and the monthly average notional amount for these contracts for the period ended March 31, 2021 were as follows:

	Outstanding Notional Amount ($)		Monthly Average Notional Amount ($)	
Futures Contracts:	**Long**	**Short**	**Long**	**Short**
Rareview Dynamic Fixed Income ETF	63,331,725	–	84,438,556[(a)]	–
Rareview Tax Advantaged Income ETF	34,408,575	–	35,170,988[(a)]	–

(a) For the period October 21, 2020 through March 31, 2021.

Options Contracts:

Purchased Options Contracts – A Fund pays a premium which is included in "Investments" on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. A Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts – A Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that a Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

The gross notional amount of purchased and written options outstanding as of March 31, 2021, and the monthly average notional amount for these contracts for the period ended March 31, 2021 were as follows:

	Outstanding Notional Amount ($)	Monthly Average Notional Amount ($)[(a)]
Purchased Option Contracts:		
Rareview Dynamic Fixed Income ETF	17,256	24,437
Rareview Tax Advantaged Income ETF	7,735	10,866

(a) For the period December 1, 2020 through March 31, 2021.

	Outstanding Notional Amount ($)	Monthly Average Notional Amount ($)[(a)]
Written Option Contracts:		
Rareview Dynamic Fixed Income ETF	12,083	10,939
Rareview Tax Advantaged Income ETF	5,497	4,925

(a) For the period February 1, 2021 through March 31, 2021.

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of March 31, 2021:

	Assets		Liabilities	
Fund	Unrealized Appreciation on Futures Contracts* ($)	Investments, at value for Purchased Options ($)	Unrealized Depreciation on Futures Contracts ($)	Written Options, at Fair Value ($)
Interest Rate Risk Exposure:				
Rareview Dynamic Fixed Income ETF	274,187	60,750	11,851	13,638
Rareview Tax Advantaged Income ETF	142,287	27,225	6,907	6,200

*For futures contracts, the amounts represent their cumulative appreciation/(depreciation), which includes movements of variation margin.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, as of March 31, 2021:

	Net Realized Gains/(Losses) from		
Fund	Futures Contracts ($)	Purchased Options ($)	Written Options ($)
Interest Rate Risk Exposure:			
Rareview Dynamic Fixed Income ETF	172,984	–	29,512
Rareview Tax Advantaged Income ETF	41,702	–	13,125

	Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result from Operations	
Fund	Change in Unrealized Appreciation/ (Depreciation) on Futures Contracts ($)	Change in Unrealized Appreciation/ (Depreciation) on Written Options ($)
Interest Rate Risk Exposure:		
Rareview Dynamic Fixed Income ETF	262,336	46,327
Rareview Tax Advantaged Income ETF	135,379	20,164

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Rareview Capital LLC (the "Advisor"), serves as the investment advisor to the Funds. This relationship is pursuant to an investment advisory agreement between the Trust, on behalf of the Funds and the Advisor. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Each Fund pays the Advisor a management fee, based on a percentage of its average daily net assets,

computed daily and paid monthly. The Rareview Dynamic Fixed Income ETF pays a fee of 0.97% and the Rareview Tax Advantaged Income ETF pays a fee of 0.75%.

The Advisor has contractually agreed to waive a portion or all of its management fees and/or reimburse each Fund's expenses until at least October 31, 2021, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) will not exceed 1.50% of the daily average net assets of the Dynamic Fixed Income ETF and 1.25% of the daily average net assets of the Tax Advantaged Income ETF (the "Expense Cap"). Each Expense Cap will remain in effect through at least October 31, 2021, and may be terminated at any time upon 60 days' written notice by the Board or the Advisor. The Advisor may request recoupment of previously waived fees and reimbursed Fund expenses from the applicable Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment.

As of March 31, 2021, the Advisor may recoup amounts from the Fund as follows:

	Expires 03/31/2024	**Total**
Rareview Dynamic Fixed Income ETF	$35,016	$35,016
Rareview Tax Advantaged Income ETF	38,280	38,280

B. Administration, Custodian, Transfer Agent and Accounting Fees
Citi Fund Services Ohio, Inc. serves as administrator, fund accountant, transfer agent and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, N.A. serves as the Custodian of the Funds pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC ("CFS") provides the Funds with various management and legal administrative services. For these services, the Funds pay CFS 0.35% of the Funds' average daily net assets, computed daily and paid monthly, and is subject to a minimum monthly fee of $1,000.

C. Distribution and Shareholder Services Fees
Foreside Fund Services, LLC is the principal underwriter and distributor for the Funds' Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor, the Trust, and the Distributor.

D. Compliance Services
Pursuant to a Compliance Services Agreement, Empirical Administration, LLC ("Empirical") provides chief compliance officer services to the Trust. The Funds pay Empirical a monthly fee for its compliance services.

E. General
Certain officers and trustees of the Trust are officers, directors and/or trustees of the above companies and receive no compensation directly from the Funds for their services.

(4) Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2021 were as follows:

	Purchases ($)	Sales ($)
Rareview Dynamic Fixed Income ETF	15,112,749	3,185,354
Rareview Tax Advantaged Income ETF	7,776,224	272,985

Purchases and sales of in-kind transactions for the period ended March 31, 2021 were as follows:

	Purchases ($)	Sales ($)
Rareview Dynamic Fixed Income ETF	5,284,321	–
Rareview Tax Advantaged Income ETF	1,276,119	–

There were no purchases or sales of U.S. government securities during the period ended March 31, 2021.

(5) Capital Share Transactions
Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund's specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $250.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as "Securities receivable related to in-kind transactions" and securities related to in-kind redemptions are reflected as "Securities payable related to in-kind transactions" on the Statements of Assets and Liabilities. As of March 31, 2021, there were no unsettled in-kind capital transactions.

(6) Investment Risks

ETF Risk
The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of the Fund's shares may trade above or

below its NAV; (2) an active trading market for a Fund's shares may not develop or be maintained; or (3) trading of the Fund's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk
Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds' net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

(7) Subsequent Events
Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were available to be issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2021.

Consideration and Approval of Management Agreement between Collaborative Investment Series Trust and Rareview Capital LLC with respect to the Rareview Dynamic Fixed Income ETF, and Rareview Tax Advantaged ETF

Nature, Extent and Quality of Service. The Board noted that Rareview Capital LLC ("Rareview") was founded in 2016 and was registered with the SEC as an investment adviser with approximately $32 million in assets under management as of June 30, 2020. The Board further noted that Rareview provided advisory services to investment companies and separately managed accounts. The Board reviewed the background information on the key investment personnel who would be responsible for servicing the Rareview Tax Advantaged Income ETF ("Tax Advantaged ETF") and the Rareview Dynamic Fixed Income ETF ("Fixed Income ETF") including Mr. Azous, taking into account their education and financial industry experience. The Board expressed its satisfaction with Rareview's overall experience, operations, and compliance culture.

Performance.

Fixed Income ETF
The Board noted that although the Fixed Income ETF was not operational, the adviser employed the same strategy in another mutual fund. The Board noted that the strategy had returned 2.71% since its inception and outperformed its benchmark which returned 2.43% over the same comparison period. The Board acknowledged that the Fund's investment objective was to seek total return with an emphasis on providing current income. They acknowledged that the Fund would invest in closed-end funds and agreed that the adviser should be allowed the opportunity to advise the Fixed Income ETF.

Tax Advantaged ETF
The Board noted that the adviser employed the same investment strategy as the Tax Advantaged ETF for its separately managed accounts. They noted that the adviser's separately managed accounts composite returned 8.14% since its inception in November 2016 and outperformed the Barclays U.S. Municipal Bond Index which returned 4.34% over the same comparison period. The Board acknowledged that the Fund's investment objective was to seek total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income tax. They acknowledged that the Fund would invest in closed-end funds and agreed that the adviser should be allowed the opportunity to advise the Tax Advantaged ETF.

Fees and Expenses.

Fixed Income ETF
The Board reviewed the proposed advisory fee of 0.97% and Rareview's proposed expense limitation of 1.50%. The Board noted that the adviser charged an advisory fee of 1.00% for the executing the same strategy for its separately managed account clients. The Board considered the average advisory fee charged by the Fund's peer group, noting that it was slightly lower than the Fund but the Fund's advisory fee was within the range. They acknowledged that the Fund's peer group had an average advisory fee of 2.93% which is higher than the Fund's net expense ratio of 2.37%. The Board concluded that Rareview's fees and expenses on behalf of the Fixed Income ETF were not unreasonable.

Tax Advantaged ETF
The Board reviewed the proposed advisory fee of 0.75% and Rareview's proposed expense limitation of 1.25%. The Board noted that the adviser charged the same advisory fee of 0.75% for the executing the same strategy for its separately managed account clients. The Board considered the average advisory fee charged by the Fund's peer group, noting that it was higher than the Fund. They acknowledged that the Fund's peer group had an average net expense ratio of 2.93% which is higher than the Fund's net expense ratio of 1.91%. The Board concluded that Rareview's fees and expenses on behalf of the Tax Advantaged ETF were not unreasonable.

Profitability. The Board reviewed the profit analysis provided by Rareview, noting that because the Funds had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They noted that while Rareview projected making a profit in terms of actual dollars and percentage in connection with its relationship to each Fund if estimated asset levels were achieved, they agreed that the projected profits were not excessive.

Economies of Scale. The Board considered whether economies of scale would be realized in connection with the advisory services provided to the Funds. They noted that based on each Fund's projected asset size and profit level, the absence of breakpoints was acceptable at this time. The Board discussed Rareview's position on breakpoints and agreed to continue to monitor each Fund's asset levels and revisit the matter as each Fund continues to grow.

Conclusion. Having requested and received such information from Rareview as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the advisory agreement was in the best interests of the Fixed Income ETF and Tax Advantaged ETF and their future shareholders.

PORTFOLIO HOLDINGS
Each Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. These filings are available on the SEC's web site at http://www.sec.gov. You may also obtain copies by calling the Fund's at 1-855-510-1763, free of charge.

PROXY VOTING
Each Fund's proxy voting policies, procedures and voting records relating to common stock securities in the Fund's investment portfolio are available without charge, upon request, by calling the Fund's toll-free telephone number 1-855-510-1763. Each Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

Each Fund's proxy information is also available on the SEC's website at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-855-510-1763 or referring to the SEC's web site at http://www.sec.gov.

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include: • Social Security number and wire transfer instructions • account transactions and transaction history • investment experience and purchase history When you are *no longer* our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	**Do we share information?**	**Can you limit sharing?**
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	**YES**	**NO**
For our marketing purposes - to offer our products and services to you.	**NO**	**We don't share**
For joint marketing with other financial companies.	**NO**	**We don't share**
For our affiliates' everyday business purposes - information about your transactions and records.	**NO**	**We don't share**
For our affiliates' everyday business purposes - information about your credit worthiness.	**NO**	**We don't share**
For our affiliates to market to you	**NO**	**We don't share**
For non-affiliates to market to you	**NO**	**We don't share**
QUESTIONS?	**Call 1-800-595-4866**	

PRIVACY NOTICE (Continued)	
What we do:	
How does the Collaborative Investment Series Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Collaborative Investment Series Trust collect my personal information?	We collect your personal information, for example, when you • open an account or deposit money • direct us to buy securities or direct us to sell your securities • seek advice about your investments We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only: • sharing for affiliates' everyday business purposes – information about your creditworthiness. • affiliates from using your information to market to you. • sharing for nonaffiliates to market to you. State laws and individual companies may give you additional rights to limit sharing.
Definitions	
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • *The Collaborative Investment Series Trust does not share with affiliates.*
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • *The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.*
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • *The Collaborative Investment Series Trust doesn't jointly market.*

Investment Advisor
Rareview Capital LLC
1980 Festival Plaza Drive, Suite 300
Las Vegas, NV 89135

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian
Citibank, N.A.
388 Greenwich Street
New York, NY 10048

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Administrator, Accountant, Dividend Disbursing Agent and Transfer Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

05/21

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Collaborative Investment Series Trust

By (Signature and Title) ______________________
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date 6/1/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) ______________________
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date 6/1/2021

By (Signature and Title) ______________________
Adam Snitkoff, Treasurer and Principal Financial Officer of the Trust

Date 06/02/2021